Other long-term liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 79,968	$ 53,879
Obligation assumed	57,067	20,420
Retirement activities	(4,133)	(1,724)
Accretion	4,381	2,674
Change in cash flow estimates	4,864	4,719
Closing balance	$ 142,147	$ 79,968